Related Parties Disclosure - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Receivables	$ 129,000	$ 109,000
Payables	5,470,000	1,837,000
Net expenses	1,136,000	968,000	$ 2,195,000
Net income	71,000	32,000	331,000
Carlos Moreira
Related Party Transaction [Line Items]
Receivables	0	0
Payables	2,802,000	1,580,000		SFr 2,555,032
Net expenses	0	0	0
Net income	0	0	0
Philippe Doubre
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	179,000	86,000	114,000
Net income	0	0	0
David Fergusson
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	78,000	119,000	161,000
Net income	0	0	0
Eric Pellaton
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	92,000	42,000	0
Net income	0	0	0
Jean Philippe Ladisa
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	68,000	61,000	0
Net income	0	0	0
Hans-Christian Boos
Related Party Transaction [Line Items]
Receivables	0	0
Payables	2,395,219	0			€ 2,105,407
Net expenses	125,000	0	0
Net income	0	0	0
Juan Hernandez Zayas
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	52,000	165,000
Net income	0	0	0
Thomas Hurlimann
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	63,000
Net income	0	0	0
Dourgam Kummer
Related Party Transaction [Line Items]
Receivables	0	14,000
Payables	0	0
Net expenses	0	0	52,000
Net income	0	0	0
Maryla Shingler-Bobbio
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	123,000
Net income	0	0	0
Roman Brunner
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	426,000
Net income	0	0	87,000
Anthony Nagel
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	5,000
Net income	0	0	58,000
Maria Pia Aqueveque Jabbaz
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	2,000	1,000	0
Net income	0	0	0
Philippe Gerwill
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	10,000	0	14,000
Net income	0	0	0
Geoffrey Lipman
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	8,000	0	14,000
Net income	0	0	0
Don Tapscott
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	8,000	0
Net income	0	0	0
Cristina Dolan
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	1,000	0
Net income	0	0	0
Wei Wang
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	0
Net income	0	0	10,000
OISTE
Related Party Transaction [Line Items]
Receivables	129,000	95,000
Payables	189,000	172,000		SFr 172,320
Net expenses	350,000	374,000	219,000
Net income	71,000	32,000	140,000
Indian Potash Limited
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	0
Net income	0	0	0
Terra Vetures Inc.
Related Party Transaction [Line Items]
Receivables	0	0
Payables	33,000	33,000
Net expenses	0	0	0
Net income	0	0	0
Edmund Gibbons Limited
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	0	0	479,000
Net income	0	0	36,000
GSP Holdings Ltd
Related Party Transaction [Line Items]
Receivables	0	0
Payables	17,000	18,000
Net expenses	0	0	0
Net income	0	0	0
SAI LLC (SBT Ventures)
Related Party Transaction [Line Items]
Receivables	0	0
Payables	34,000	34,000
Net expenses	0	0	0
Net income	0	0	0
Related Parties of Carlos Moreira
Related Party Transaction [Line Items]
Receivables	0	0
Payables	0	0
Net expenses	224,000	223,000	360,000
Net income	$ 0	$ 0	$ 0